CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,871,438	$ 2,548,744
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,159,746	869,736
FHLB Stock dividends	(3,700)	(4,100)
Provision for loan losses	1,468,359	982,663
Impairment loss on securities	4,278	471,811
Loss (Gain) on sale/call of securities	318	(50,715)
Deferred income taxes	163,746	(84,605)
Restricted stock expense	119,320	12,610
Increase in cash value of life insurance	(186,624)	(226,493)
Amortization and accretion, net	213,534	271,206
Loss on sale/writedown of other real estate	394,912	351,392
Changes in:
Loans held for sale	59,215	767,370
Interest receivable	(662,192)	295,356
Other assets	2,111,333	2,640,435
Interest payable	(176,005)	(261,436)
Other liabilities	(405,181)	1,464,758
Net cash provided by operating activities	7,132,497	10,048,732
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities	(162,035,574)	(51,246,717)
Purchases of other securities	(315,000)	(595,500)
Purchase of held-to-maturity securities	(6,000,000)
Proceeds from maturities and calls of available-for-sale securities	48,350,275	56,508,885
Proceeds from sales of securities available-for-sale	7,144,270	1,009,000
Proceeds from redemption of other securities	272,400	384,300
Increase in loans	(13,972,402)	(18,956,156)
Net additions to premises and equipment	(1,373,857)	(1,370,243)
Net cash received from acquisition	116,143,031
Net cash used in investing activities	(11,786,857)	(14,266,431)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in deposits	(2,270,888)	12,725,515
Proceeds from borrowed funds	31,675,000	8,500,000
Repayment of borrowed funds	(34,750,064)	(10,430,187)
Dividends paid on common stock	(452,983)	(452,980)
Dividends paid on preferred stock	(342,460)	(261,814)
Proceeds from issuance of preferred stock and warrant		12,123,000
Net cash provided by (used in) financing activities	(6,141,395)	22,203,534
Net increase (decrease) in cash and cash equivalents	(10,795,755)	17,985,835
Cash and cash equivalents at beginning of year	33,976,708	15,990,873
Cash and cash equivalents at end of year	23,180,953	33,976,708
Cash paid during the year for:
Interest	5,498,702	7,380,728
Income taxes	862,855	1,366,854
Non-cash activities:
Transfers of loans to other real estate	3,128,503	3,296,143
Issuance of restricted stock grants	$ 33,850	$ 12,353